Schedule I - Financial Information of Parent Company - Financial Information of Parent Company - Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost of revenues	$ 19,738,737	$ 20,352,729	$ 10,570,070
Gross loss	87,666,029	63,343,156	42,168,007
General and administrative	17,993,787	17,592,119	15,210,102
Product development	10,738,730	11,147,873	9,032,327
Sales and marketing	46,474,107	43,761,473	30,588,236
Share-based compensation	6,056,033	4,698,953	3,035,122
Operating expenses	75,456,984	82,453,115	54,830,665
Interest income	2,648,026	4,044,288	1,340,563
Income (Loss) from Equity Method Investments	(66,970)		2,773,839
Exchange gain (loss), net	(766,162)	(112,672)	556,757
Other income (loss), net	(937,431)	18,236	(29,131)
Gain from sales of cost method investment	0	0	0
Net income (loss)	26,817,688	(10,630,728)	(8,173,890)
Comprehensive income (loss)	19,015,373	(7,389,126)	(7,377,333)
Parent Company [Member]
Cost of revenues			2,584
Gross loss			(2,584)
General and administrative	1,226,800	1,418,198	1,417,843
Product development		50,859	62,914
Sales and marketing		108,384	160,112
Share-based compensation	3,812,733	4,132,182	2,539,274
Operating expenses	5,039,533	5,709,623	4,180,143
Interest income	47	30	605
Income (Loss) from Equity Method Investments	28,643,095	(6,394,055)	(4,985,519)
Exchange gain (loss), net	(1,011,509)	(76,351)	594,513
Other income (loss), net	(109,684)	674,414
Gain from sales of cost method investment		4,337,736
Net income (loss)	22,482,416	(7,167,849)	(8,573,128)
Changes in foreign currency translation adjustment	(3,467,043)	(221,070)	1,195,795
Other comprehensive income (loss), net of tax	(3,467,043)	(221,070)	1,195,795
Comprehensive income (loss)	$ 19,015,373	$ (7,388,919)	$ (7,377,333)